Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Non-Cancelable Commitments under Finance and Operating Leases

The Company has the following non-cancelable commitments under finance leases:

Year ended December 31,
2018	Ps. 45,355
2019	10,244
2020	10,244
2021	10,244
2022	10,244
2023 and thereafter	47,812

Total	134,143
Less: amounts representing finance charges	(34,697)

Present value of net minimum lease payments	99,446
Less current portion	(36,965)

Long-term obligations	Ps. 62,481

An analysis of non-cancellable operating leases is as follows:

Year ended December 31,
2018	Ps.	20,385,429
2019		19,465,817
2020		17,828,512
2021		11,868,287
2022		11,698,510
2023 and thereafter		44,304,913

Total	Ps.	125,551,468

Schedule of Commitments	These commitments will be paid as follows:

Less than 1 year	Ps. 11,920,981
1 to 3 years	1,265,945

Total	Ps. 13,186,926

Purchase Commitments with Two Carriers
The purchase commitments are with two carriers and at December 31, 2017, these commitments are expected to be paid as follows:

Year ended December 31,
2018	Ps	. 72,201,668
2019		53,621,957
2020		16,027,227

Total	Ps	. 141,850,852